UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $271,700 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100     9590   196350 SH       Sole                   107195        0    89155
AFLAC INC                      COM              001055102    10576   229909 SH       Sole                   129610        0   100299
AMBAC FINL GROUP INC           COM              023139108     8276    92916 SH       Sole                    48930        0    43986
AMGEN INC                      COM              031162100     5670    83000 SH       Sole                    43265        0    39735
BROADCOM CORP                  CL A             111320107    10489   324650 SH       Sole                   170245        0   154405
C D W CORP                     COM              12512N105    12158   172891 SH       Sole                    92770        0    80121
CARDINAL HEALTH INC            COM              14149Y108     8093   125605 SH       Sole                    68085        0    57520
CITIGROUP INC                  COM              172967101     8011   143826 SH       Sole                    70367        0    73459
COACH INC                      COM              189754104    14570   339150 SH       Sole                   182990        0   156160
DANAHER CORP DEL               COM              235851102     8180   112925 SH       Sole                    60225        0    52700
FEDEX CORP                     COM              31428X106     7674    70650 SH       Sole                    38710        0    31940
FISERV INC                     COM              337738108    11200   213655 SH       Sole                   116910        0    96745
GOLDMAN SACHS GROUP INC        COM              38141g104    13162    66025 SH       Sole                    34675        0    31350
HOME DEPOT INC                 COM              437076102    12030   299544 SH       Sole                   167994        0   131550
ILLINOIS TOOL WKS INC          COM              452308109     8208   177691 SH       Sole                    88645        0    89046
INTEL CORP                     COM              458140100     6571   324477 SH       Sole                   167420        0   157057
JABIL CIRCUIT INC              COM              466313103    13638   555526 SH       Sole                   291945        0   263581
KOHLS CORP                     COM              500255104     9396   137309 SH       Sole                    71859        0    65450
MAXIM INTEGRATED PRODS INC     COM              57772K101    12369   403967 SH       Sole                   217030        0   186937
MERGE TECHNOLOGIES INC         COM              589981109       93    14145 SH       Sole                    10615        0     3530
MOHAWK INDS INC                COM              608190104     8276   110557 SH       Sole                    56532        0    54025
NIKE INC                       CL B             654106103    13126   132543 SH       Sole                    67293        0    65250
STRYKER CORP                   COM              863667101    11427   207356 SH       Sole                   116421        0    90935
TESSERA TECHNOLOGIES INC       COM              88164L100      210     5215 SH       Sole                     3225        0     1990
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     9199   295979 SH       Sole                   162650        0   133329
UNITED TECHNOLOGIES CORP       COM              913017109     8679   138818 SH       Sole                    73645        0    65173
UNITEDHEALTH GROUP INC         COM              91324p102    12168   226460 SH       Sole                   120935        0   105525
US BANCORP DEL                 COM NEW          902973304     7903   218389 SH       Sole                   110071        0   108318
WEATHERFORD INTERNATIONAL LT   COM              G95089101    10758   257420 SH       Sole                   134275        0   123145